EMPLOYEE BENEFITS - Net employee benefits expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Employee benefits [Abstract]
Service cost	$ 921	$ 610
Interest cost	986	1,015
Total	1,907	1,625
Post-employment benefit expense, defined contribution plans	11,471	9,871
Net employee benefits expense	$ 13,378	$ 11,496